UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Brian C. Janssen

The American Funds Income Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

U.S. Government Securities Fund® Semi-annual report for the six months ended February 28, 2022

Seeking stability in
uncertain markets

U.S. Government Securities Fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 3.75% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–1.55%	2.42%	2.03%
Class A shares (reflecting 3.75% maximum sales charge)	–5.46	1.36	1.38

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.33% for Class F-2 shares and 0.62% for Class A shares as of the prospectus dated November 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 shares as of February 28, 2022, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.10%. The fund’s 12-month distribution rate for Class F-2 shares as of that date was 1.43%. The 30-day yield for Class A shares as of February 28, 2022, was 0.79%. The distribution rate for Class A shares as of that date was 1.12%. Class A share results reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fund shares of U.S. Government Securities Fund are not guaranteed by the U.S. government.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for U.S. Government Securities Fund for the periods ended February 28, 2022, are shown in the table below, as well as results of the fund’s benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/GVTFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

14	Financial statements

16	Notes to financial statements

28	Financial highlights

Results at a glance

(for periods ended February 28, 2022, with all distributions reinvested)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

U.S. Government Securities Fund (Class F-2 shares)[2]	–1.45%	–0.16%	2.97%	2.25%	5.55%
U.S. Government Securities Fund (Class A shares)	–1.58	–0.43	2.69	1.99	5.26
Bloomberg U.S. Government/Mortgage-Backed Securities Index[3]	–3.30	–2.43	2.22	1.95	5.93
Lipper General U.S. Government Funds Average[4]	–3.10	–2.27	2.06	1.66	5.32

[1]	Lifetime returns are as of October 17, 1985, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Bloomberg U.S. Government/Mortgage-Backed Securities Index is a market value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: Bloomberg Index Services Ltd.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic, and averages may have few funds, especially over longer periods. Source: Refinitiv Lipper. To see the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update, available on our website.

U.S. Government Securities Fund	1

Investment portfolio February 28, 2022	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	76.31%
AAA/Aaa	14.84
AA/Aa	.12
Short-term securities & other assets less liabilities	8.73
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 91.27%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 73.81%
U.S. Treasury inflation-protected securities 28.87%
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	$720,047	$742,997
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	190,902	193,297
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	273,476	284,130
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	316,708	334,975
U.S. Treasury Inflation-Protected Security 0.625% 2023[1]	633,556	665,107
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	755,740	804,493
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	512,581	545,441
U.S. Treasury Inflation-Protected Security 0.50% 2024[1]	110,238	117,335
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	743,391	790,661
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	125,997	134,725
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	83,162	88,432
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]	642,145	692,584
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	225,287	240,415
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	142,938	153,586
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	25,189	27,377
U.S. Treasury Inflation-Protected Security 0.125% 2031[1]	203,471	222,728
U.S. Treasury Inflation-Protected Security 0.125% 2032[1]	305,995	336,010
U.S. Treasury Inflation-Protected Security 2.125% 2041[1]	3,501	5,156
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	105,535	126,230
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	41,092	48,212
U.S. Treasury Inflation-Protected Security 1.00% 2049[1]	54,727	71,862
U.S. Treasury Inflation-Protected Security 0.25% 2050[1]	1,697	1,879
U.S. Treasury Inflation-Protected Security 0.125% 2051[1]	90,902	98,178
		6,725,810

U.S. Treasury 44.94%
U.S. Treasury 0.125% 2022	65,000	64,988
U.S. Treasury 0.125% 2022	53,068	52,837
U.S. Treasury 1.75% 2022	40,025	40,167
U.S. Treasury 1.875% 2022	34,000	34,224
U.S. Treasury 2.00% 2022	31,250	31,498
U.S. Treasury 0.125% 2023	79,428	78,569
U.S. Treasury 0.125% 2023	30,000	29,558
U.S. Treasury 0.125% 2023	20,000	19,650
U.S. Treasury 0.375% 2023	26,000	25,563
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.034%) 0.414% 2023[3]	50,000	50,066

2	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.50% 2023	$30,000	$29,821
U.S. Treasury 1.50% 2023	2,000	2,008
U.S. Treasury 2.625% 2023	30,888	31,447
U.S. Treasury 2.75% 2023	9,293	9,472
U.S. Treasury 2.75% 2023	8,600	8,779
U.S. Treasury 2.875% 2023	31,757	32,565
U.S. Treasury 2.875% 2023	16,500	16,903
U.S. Treasury 0.375% 2024	150,000	146,447
U.S. Treasury 0.375% 2024	23,000	22,336
U.S. Treasury 0.625% 2024	428,000	417,433
U.S. Treasury 0.875% 2024	32,293	31,951
U.S. Treasury 1.50% 2024	123,000	122,740
U.S. Treasury 1.50% 2024	47,046	47,102
U.S. Treasury 1.50% 2024[2]	18,000	17,951
U.S. Treasury 1.50% 2024	500	499
U.S. Treasury 1.75% 2024	204,000	204,726
U.S. Treasury 1.75% 2024	53,722	54,010
U.S. Treasury 2.00% 2024	158,000	159,659
U.S. Treasury 2.00% 2024	45,000	45,495
U.S. Treasury 2.00% 2024	17,400	17,583
U.S. Treasury 2.25% 2024	57,250	58,244
U.S. Treasury 0.25% 2025	138,658	132,097
U.S. Treasury 0.25% 2025	71,150	67,488
U.S. Treasury 0.25% 2025	45,500	43,274
U.S. Treasury 0.25% 2025	37,000	35,146
U.S. Treasury 0.25% 2025	17,820	16,986
U.S. Treasury 0.375% 2025	662,099	629,460
U.S. Treasury 0.375% 2025	72,303	68,804
U.S. Treasury 2.125% 2025	6,500	6,592
U.S. Treasury 2.625% 2025	20,000	20,682
U.S. Treasury 2.75% 2025	38,000	39,223
U.S. Treasury 2.875% 2025	55,500	57,578
U.S. Treasury 2.875% 2025[2]	31,000	32,233
U.S. Treasury 2.875% 2025	20,000	20,743
U.S. Treasury 0.375% 2026	304,840	289,335
U.S. Treasury 0.50% 2026	3,000	2,858
U.S. Treasury 0.625% 2026	34,275	32,654
U.S. Treasury 0.75% 2026	111,519	106,766
U.S. Treasury 0.75% 2026	97,900	94,136
U.S. Treasury 0.75% 2026	1,500	1,440
U.S. Treasury 0.875% 2026	1,407,732	1,354,163
U.S. Treasury 1.25% 2026	54,730	53,495
U.S. Treasury 1.375% 2026	25,000	24,609
U.S. Treasury 1.75% 2026	63,900	63,941
U.S. Treasury 2.125% 2026	22,750	23,108
U.S. Treasury 2.25% 2026	5,200	5,306
U.S. Treasury 2.375% 2026	50,000	51,282
U.S. Treasury 2.625% 2026	49,000	50,674
U.S. Treasury 0.375% 2027	70,750	65,538
U.S. Treasury 0.50% 2027	101,955	95,224
U.S. Treasury 0.50% 2027	22,750	21,197
U.S. Treasury 0.50% 2027	14,000	13,112
U.S. Treasury 0.625% 2027	47,531	44,501
U.S. Treasury 1.50% 2027	31,000	30,653
U.S. Treasury 1.875% 2027	402,050	405,002
U.S. Treasury 2.375% 2027	10,000	10,306
U.S. Treasury 0.75% 2028	4,699	4,426
U.S. Treasury 1.125% 2028	64,705	62,315
U.S. Treasury 1.125% 2028	3,000	2,874
U.S. Treasury 1.25% 2028	523,799	507,609
U.S. Treasury 1.25% 2028	170,167	164,808
U.S. Treasury 1.25% 2028	70,500	68,162
U.S. Treasury 1.25% 2028	6,300	6,097
U.S. Treasury 2.875% 2028	6,687	7,122
U.S. Treasury 1.75% 2029	25,000	24,895
U.S. Treasury 1.875% 2029	135,000	135,569
U.S. Treasury 0.625% 2030	43,000	39,142

U.S. Government Securities Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.625% 2030	$30,950	$28,087
U.S. Treasury 0.875% 2030	267,281	247,253
U.S. Treasury 6.25% 2030	5,250	7,034
U.S. Treasury 1.125% 2031	1,300	1,226
U.S. Treasury 1.25% 2031	4,538	4,313
U.S. Treasury 1.375% 2031	160,243	153,774
U.S. Treasury 1.625% 2031	330,004	324,613
U.S. Treasury 1.875% 2032	15,000	15,070
U.S. Treasury 5.00% 2037	1,500	2,103
U.S. Treasury 1.125% 2040	144,100	119,480
U.S. Treasury 1.125% 2040	29,116	24,228
U.S. Treasury 1.375% 2040	8,952	7,744
U.S. Treasury 4.625% 2040	5,600	7,690
U.S. Treasury 1.75% 2041[2]	157,962	144,926
U.S. Treasury 1.875% 2041	140,196	131,866
U.S. Treasury 2.25% 2041	44,863	44,742
U.S. Treasury 3.125% 2041	10,000	11,394
U.S. Treasury 4.375% 2041	7,000	9,371
U.S. Treasury 2.75% 2042	27,000	29,081
U.S. Treasury 2.75% 2042	6,000	6,466
U.S. Treasury 2.875% 2043	10,880	11,938
U.S. Treasury 3.375% 2044	18,500	21,937
U.S. Treasury 2.875% 2045	5,000	5,517
U.S. Treasury 3.00% 2045	3,500	3,948
U.S. Treasury 3.00% 2045	3,350	3,766
U.S. Treasury 2.50% 2046	50,000	51,813
U.S. Treasury, principal only, 0% 2047[2]	1,000	562
U.S. Treasury 2.75% 2047	7,250	7,953
U.S. Treasury 2.75% 2047	3,000	3,287
U.S. Treasury 3.00% 2047	50,425	57,315
U.S. Treasury 3.00% 2048	4,775	5,508
U.S. Treasury 3.00% 2048	3,000	3,453
U.S. Treasury 3.125% 2048	6,500	7,666
U.S. Treasury 3.375% 2048	42,797	52,858
U.S. Treasury 2.25% 2049	16,800	16,951
U.S. Treasury 2.375% 2049	76,250	79,126
U.S. Treasury 2.875% 2049	94,000	106,873
U.S. Treasury 3.00% 2049	51,100	59,319
U.S. Treasury 1.25% 2050[2]	262,450	209,723
U.S. Treasury 1.375% 2050	518,080	427,025
U.S. Treasury 1.625% 2050[2]	571,196	500,939
U.S. Treasury 2.00% 2050	241,408	231,387
U.S. Treasury 1.875% 2051	79,009	73,609
U.S. Treasury 1.875% 2051	35,645	33,280
U.S. Treasury 2.00% 2051	169,920	163,173
U.S. Treasury 2.375% 2051	59,320	61,919
U.S. Treasury 2.25% 2052	13,964	14,232
		10,472,454

Total U.S. Treasury bonds & notes		17,198,264

Mortgage-backed obligations 14.96%
Federal agency mortgage-backed obligations 14.96%
Fannie Mae Pool #257055 6.50% 2027[4]	216	236
Fannie Mae Pool #256993 6.50% 2027[4]	102	112
Fannie Mae Pool #AZ0554 3.50% 2030[4]	136	141
Fannie Mae Pool #AY1948 3.50% 2030[4]	111	115
Fannie Mae Pool #735571 8.00% 2031[4]	88	94
Fannie Mae Pool #CA1442 3.00% 2033[4]	526	544
Fannie Mae Pool #BJ5302 3.00% 2033[4]	324	333
Fannie Mae Pool #695412 5.00% 2033[4]	4	4
Fannie Mae Pool #BO6247 2.50% 2034[4]	5,060	5,133
Fannie Mae Pool #BN3172 4.00% 2034[4]	11	11
Fannie Mae Pool #BN1085 4.00% 2034[4]	9	9
Fannie Mae Pool #AD3566 5.00% 2035[4]	51	56
Fannie Mae Pool #MA2787 4.00% 2036[4]	7,894	8,388
Fannie Mae Pool #MA2588 4.00% 2036[4]	5,038	5,365
Fannie Mae Pool #MA2717 4.00% 2036[4]	4,490	4,792

4	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA2746 4.00% 2036[4]	$3,955	$4,212
Fannie Mae Pool #AS6870 4.00% 2036[4]	2,257	2,394
Fannie Mae Pool #MA2819 4.00% 2036[4]	490	522
Fannie Mae Pool #MA2856 4.00% 2036[4]	11	12
Fannie Mae Pool #MA3099 4.00% 2037[4]	3,657	3,870
Fannie Mae Pool #256810 6.50% 2037[4]	43	49
Fannie Mae Pool #256860 6.50% 2037[4]	42	47
Fannie Mae Pool #888372 6.50% 2037[4]	19	21
Fannie Mae Pool #888698 7.00% 2037[4]	66	76
Fannie Mae Pool #256828 7.00% 2037[4]	14	16
Fannie Mae Pool #889101 1.549% 2038[3,4]	46	47
Fannie Mae Pool #964279 2.095% 2038[3,4]	45	45
Fannie Mae Pool #964708 2.265% 2038[3,4]	6	6
Fannie Mae Pool #970343 6.00% 2038[4]	34	35
Fannie Mae Pool #889388 7.00% 2038[4]	140	158
Fannie Mae Pool #AC0794 5.00% 2039[4]	140	154
Fannie Mae Pool #931768 5.00% 2039[4]	13	14
Fannie Mae Pool #AE7629 2.06% 2040[3,4]	7	7
Fannie Mae Pool #AL9335 2.07% 2040[3,4]	1,506	1,584
Fannie Mae Pool #932606 5.00% 2040[4]	79	86
Fannie Mae Pool #MA4387 2.00% 2041[4]	2,245	2,188
Fannie Mae Pool #AL9531 2.11% 2041[3,4]	1,077	1,127
Fannie Mae Pool #AL9326 2.126% 2041[3,4]	1,727	1,818
Fannie Mae Pool #AL9327 2.129% 2041[3,4]	1,281	1,341
Fannie Mae Pool #AE0844 2.145% 2041[3,4]	101	106
Fannie Mae Pool #AL0073 2.185% 2041[3,4]	74	77
Fannie Mae Pool #AE0789 2.251% 2041[3,4]	96	100
Fannie Mae Pool #AJ1873 4.00% 2041[4]	271	290
Fannie Mae Pool #AH0351 4.50% 2041[4]	319	343
Fannie Mae Pool #AI1862 5.00% 2041[4]	823	915
Fannie Mae Pool #AI3510 5.00% 2041[4]	481	535
Fannie Mae Pool #AJ0704 5.00% 2041[4]	431	480
Fannie Mae Pool #AJ5391 5.00% 2041[4]	268	299
Fannie Mae Pool #AE1248 5.00% 2041[4]	247	274
Fannie Mae Pool #AE1277 5.00% 2041[4]	127	141
Fannie Mae Pool #AE1274 5.00% 2041[4]	68	76
Fannie Mae Pool #AE1283 5.00% 2041[4]	69	75
Fannie Mae Pool #AP7819 1.91% 2042[3,4]	104	108
Fannie Mae Pool #AL2000 1.942% 2042[3,4]	116	121
Fannie Mae Pool #AL1941 1.951% 2042[3,4]	139	145
Fannie Mae Pool #AL2184 1.981% 2042[3,4]	239	249
Fannie Mae Pool #AL9532 1.992% 2042[3,4]	1,265	1,316
Fannie Mae Pool #MA4540 2.00% 2042[4]	11,282	10,990
Fannie Mae Pool #MA4570 2.00% 2042[4]	11,032	10,750
Fannie Mae Pool #MA4586 2.00% 2042[4]	3,448	3,358
Fannie Mae Pool #AL9533 2.048% 2042[3,4]	615	640
Fannie Mae Pool #AL9530 2.089% 2042[3,4]	874	913
Fannie Mae Pool #AJ9327 3.50% 2042[4]	31	32
Fannie Mae Pool #AE1290 5.00% 2042[4]	50	55
Fannie Mae Pool #AT5898 3.00% 2043[4]	9,082	9,341
Fannie Mae Pool #AL3829 3.50% 2043[4]	1,425	1,504
Fannie Mae Pool #AT7161 3.50% 2043[4]	388	408
Fannie Mae Pool #AR1512 3.50% 2043[4]	341	357
Fannie Mae Pool #AT0412 3.50% 2043[4]	145	152
Fannie Mae Pool #AT3954 3.50% 2043[4]	87	90
Fannie Mae Pool #AT0300 3.50% 2043[4]	68	71
Fannie Mae Pool #BM6240 2.057% 2044[3,4]	6,033	6,285
Fannie Mae Pool #AX8521 3.50% 2044[4]	197	207
Fannie Mae Pool #AY1829 3.50% 2044[4]	76	79
Fannie Mae Pool #AW8240 3.50% 2044[4]	38	39
Fannie Mae Pool #BE5017 3.50% 2045[4]	702	737
Fannie Mae Pool #BE5009 3.50% 2045[4]	392	411
Fannie Mae Pool #AY3880 4.00% 2045[4]	114	119
Fannie Mae Pool #MA2833 3.00% 2046[4]	7,538	7,770
Fannie Mae Pool #AS8310 3.00% 2046[4]	156	161
Fannie Mae Pool #BC3465 4.00% 2046[4]	9	9
Fannie Mae Pool #BM1179 3.00% 2047[4]	162	166

U.S. Government Securities Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AS8804 3.50% 2047[4]	$13,479	$14,060
Fannie Mae Pool #CA0770 3.50% 2047[4]	10,684	11,097
Fannie Mae Pool #BE8740 3.50% 2047[4]	694	726
Fannie Mae Pool #BD2440 3.50% 2047[4]	457	477
Fannie Mae Pool #BE8742 3.50% 2047[4]	215	226
Fannie Mae Pool #BH2846 3.50% 2047[4]	84	88
Fannie Mae Pool #BH2848 3.50% 2047[4]	77	80
Fannie Mae Pool #BH2847 3.50% 2047[4]	40	41
Fannie Mae Pool #BJ5015 4.00% 2047[4]	1,925	2,046
Fannie Mae Pool #BH3122 4.00% 2047[4]	53	55
Fannie Mae Pool #BM4488 3.355% 2048[3,4]	9,988	10,262
Fannie Mae Pool #BJ4901 3.50% 2048[4]	500	522
Fannie Mae Pool #CA2850 4.00% 2048[4]	2,279	2,441
Fannie Mae Pool #BK6840 4.00% 2048[4]	1,202	1,279
Fannie Mae Pool #BK5232 4.00% 2048[4]	855	908
Fannie Mae Pool #BK9743 4.00% 2048[4]	343	365
Fannie Mae Pool #BJ4342 4.00% 2048[4]	138	144
Fannie Mae Pool #BK4740 4.00% 2048[4]	101	105
Fannie Mae Pool #BJ6169 4.00% 2048[4]	40	42
Fannie Mae Pool #BN1172 4.50% 2048[4]	217	230
Fannie Mae Pool #BJ8318 4.50% 2048[4]	178	188
Fannie Mae Pool #BK9761 4.50% 2048[4]	140	150
Fannie Mae Pool #BK6577 4.50% 2048[4]	4	5
Fannie Mae Pool #BO2264 3.00% 2049[4]	42,494	43,208
Fannie Mae Pool #FM1505 3.00% 2049[4]	13,700	13,923
Fannie Mae Pool #BO2890 3.00% 2049[4]	3,820	3,883
Fannie Mae Pool #BJ8402 3.457% 2049[3,4]	1,754	1,807
Fannie Mae Pool #BN6708 3.50% 2049[4]	14,086	14,675
Fannie Mae Pool #CA4151 3.50% 2049[4]	7,076	7,436
Fannie Mae Pool #FM1062 3.50% 2049[4]	5,591	5,862
Fannie Mae Pool #FM1443 3.50% 2049[4]	4,055	4,232
Fannie Mae Pool #FM1220 3.50% 2049[4]	3,483	3,629
Fannie Mae Pool #FM2656 3.50% 2049[4]	2,869	2,990
Fannie Mae Pool #BJ8411 3.50% 2049[4]	1,408	1,470
Fannie Mae Pool #BN3931 4.50% 2049[4]	184	195
Fannie Mae Pool #BF0320 5.50% 2049[4]	4,346	4,912
Fannie Mae Pool #CA5539 3.00% 2050[4]	22,691	23,079
Fannie Mae Pool #FM2179 3.00% 2050[4]	18,787	19,128
Fannie Mae Pool #FM2822 3.00% 2050[4]	14,447	14,691
Fannie Mae Pool #CA5338 3.00% 2050[4]	6,404	6,496
Fannie Mae Pool #FM2777 3.00% 2050[4]	5,049	5,130
Fannie Mae Pool #FM2664 3.50% 2050[4]	25,622	26,716
Fannie Mae Pool #FM2389 3.50% 2050[4]	2,379	2,473
Fannie Mae Pool #FS0433 2.50% 2051[4]	48,790	48,698
Fannie Mae Pool #FM9492 2.50% 2051[4]	15,422	15,321
Fannie Mae Pool #CB2371 2.50% 2051[4]	8,855	8,800
Fannie Mae Pool #FM9804 2.50% 2051[4]	8,329	8,291
Fannie Mae Pool #FM9694 2.50% 2051[4]	7,656	7,628
Fannie Mae Pool #CB2319 2.50% 2051[4]	3,422	3,400
Fannie Mae Pool #CB2372 2.50% 2051[4]	1,658	1,647
Fannie Mae Pool #BT9483 2.50% 2051[4]	1,294	1,284
Fannie Mae Pool #BT9510 2.50% 2051[4]	1,291	1,283
Fannie Mae Pool #CB2414 3.00% 2051[4]	66,824	68,582
Fannie Mae Pool #FM7694 3.00% 2051[4]	52,674	53,601
Fannie Mae Pool #CB0041 3.00% 2051[4]	36,762	37,583
Fannie Mae Pool #CB2292 3.00% 2051[4]	31,258	31,984
Fannie Mae Pool #CB2293 3.00% 2051[4]	31,192	31,822
Fannie Mae Pool #FM9632 3.00% 2051[4]	19,908	20,265
Fannie Mae Pool #FM9631 3.00% 2051[4]	8,375	8,545
Fannie Mae Pool #CB2544 3.00% 2052[4]	23,030	23,435
Fannie Mae Pool #BF0141 5.50% 2056[4]	505	575
Fannie Mae Pool #BF0379 3.50% 2059[4]	24,064	25,164
Fannie Mae Pool #BM6693 3.50% 2059[4]	9,880	10,332
Fannie Mae Pool #BF0497 3.00% 2060[4]	11,171	11,408
Fannie Mae Pool #BF0481 3.50% 2060[4]	16,815	17,584
Fannie Mae Pool #BF0480 3.50% 2060[4]	10,410	10,946
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[3,4]	1	1

6	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[4]	$121	$132
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 0.467% 2036[3,4]	335	337
Fannie Mae, Series 1999-T2, Class A1, 7.50% 2039[3,4]	111	118
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[4]	39	44
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[4]	64	64
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[3,4]	114	114
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[4]	1,008	1,010
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[4]	53	52
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.409% 2023[3,4]	1,075	1,079
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.09% 2023[3,4]	1,899	1,932
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.554% 2024[3,4]	1,608	1,632
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.546% 2024[3,4]	948	954
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.576% 2024[3,4]	1,078	1,098
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[3,4]	2,360	2,413
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[4]	112	112
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[4]	1,233	1,238
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[4]	1,873	1,873
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[4]	445	447
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[4]	88	88
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[4]	849	852
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[4]	471	429
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	302	278
Freddie Mac Pool #QS0124 1.50% 2030[4]	716	702
Freddie Mac Pool #1H1354 2.34% 2036[3,4]	107	113
Freddie Mac Pool #C91909 4.00% 2036[4]	79	84
Freddie Mac Pool #840222 2.112% 2040[3,4]	426	445
Freddie Mac Pool #G06459 5.00% 2041[4]	1,480	1,650
Freddie Mac Pool #RB5148 2.00% 2042[4]	21,986	21,417
Freddie Mac Pool #RB5153 2.00% 2042[4]	13,349	13,002
Freddie Mac Pool #841039 2.163% 2043[3,4]	5,288	5,534
Freddie Mac Pool #G61082 3.00% 2043[4]	6,415	6,619
Freddie Mac Pool #Q18236 3.50% 2043[4]	574	604
Freddie Mac Pool #Q19133 3.50% 2043[4]	383	403
Freddie Mac Pool #Q17696 3.50% 2043[4]	353	372
Freddie Mac Pool #Q15874 4.00% 2043[4]	65	68
Freddie Mac Pool #Q28558 3.50% 2044[4]	1,616	1,695
Freddie Mac Pool #760014 2.832% 2045[3,4]	873	891
Freddie Mac Pool #760012 3.113% 2045[3,4]	1,011	1,039
Freddie Mac Pool #760013 3.172% 2045[3,4]	731	751
Freddie Mac Pool #G60238 3.50% 2045[4]	9,993	10,497
Freddie Mac Pool #Z40130 3.00% 2046[4]	2,555	2,635
Freddie Mac Pool #G67700 3.50% 2046[4]	3,675	3,859
Freddie Mac Pool #G60744 3.50% 2046[4]	2,191	2,300
Freddie Mac Pool #760015 2.622% 2047[3,4]	2,007	2,040
Freddie Mac Pool #Q52069 3.50% 2047[4]	1,040	1,084
Freddie Mac Pool #Q51622 3.50% 2047[4]	759	791
Freddie Mac Pool #Q47615 3.50% 2047[4]	595	621
Freddie Mac Pool #ZT0538 3.50% 2048[4]	1,953	2,034
Freddie Mac Pool #Q54701 3.50% 2048[4]	661	688
Freddie Mac Pool #Q54709 3.50% 2048[4]	629	655
Freddie Mac Pool #Q55056 3.50% 2048[4]	574	598
Freddie Mac Pool #Q54700 3.50% 2048[4]	511	534
Freddie Mac Pool #Q54782 3.50% 2048[4]	465	482
Freddie Mac Pool #Q54781 3.50% 2048[4]	452	471
Freddie Mac Pool #Q56590 3.50% 2048[4]	349	364
Freddie Mac Pool #Q54699 3.50% 2048[4]	275	288
Freddie Mac Pool #Q56591 3.50% 2048[4]	214	222
Freddie Mac Pool #Q56589 3.50% 2048[4]	212	220
Freddie Mac Pool #Q54831 3.50% 2048[4]	206	216
Freddie Mac Pool #Q55060 3.50% 2048[4]	202	210
Freddie Mac Pool #Q54698 3.50% 2048[4]	195	205
Freddie Mac Pool #G67711 4.00% 2048[4]	30,687	32,645
Freddie Mac Pool #Q56599 4.00% 2048[4]	1,406	1,497
Freddie Mac Pool #Q55971 4.00% 2048[4]	956	1,016
Freddie Mac Pool #Q56175 4.00% 2048[4]	934	990
Freddie Mac Pool #Q55970 4.00% 2048[4]	468	501
Freddie Mac Pool #Q58411 4.50% 2048[4]	1,857	2,008

U.S. Government Securities Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q58436 4.50% 2048[4]	$845	$920
Freddie Mac Pool #Q58378 4.50% 2048[4]	636	681
Freddie Mac Pool #Q57242 4.50% 2048[4]	561	602
Freddie Mac Pool #RA1339 3.00% 2049[4]	4,924	5,003
Freddie Mac Pool #QA4673 3.00% 2049[4]	2,819	2,878
Freddie Mac Pool #ZA6700 3.50% 2049[4]	13,118	13,616
Freddie Mac Pool #SD7502 3.50% 2049[4]	9,056	9,401
Freddie Mac Pool #RA1580 3.50% 2049[4]	4,959	5,212
Freddie Mac Pool #RA1463 3.50% 2049[4]	4,941	5,192
Freddie Mac Pool #QA1442 3.50% 2049[4]	4,820	5,021
Freddie Mac Pool #QA0284 3.50% 2049[4]	2,493	2,600
Freddie Mac Pool #QA2748 3.50% 2049[4]	688	719
Freddie Mac Pool #ZN5963 4.50% 2049[4]	12	12
Freddie Mac Pool #RA2319 3.00% 2050[4]	10,854	11,013
Freddie Mac Pool #SD0187 3.00% 2050[4]	7,719	7,881
Freddie Mac Pool #SD7513 3.50% 2050[4]	88,922	92,665
Freddie Mac Pool #RA2003 4.50% 2050[4]	8,980	9,658
Freddie Mac Pool #SD8053 4.50% 2050[4]	501	530
Freddie Mac Pool #SD7545 2.50% 2051[4]	7,390	7,346
Freddie Mac Pool #QD3220 2.50% 2051[4]	1,587	1,577
Freddie Mac Pool #RA5971 3.00% 2051[4]	2,368	2,416
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.506% 2023[3,4]	4	4
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 0.441% 2036[3,4]	646	648
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	287	288
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	3,175	3,189
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[3,4]	21,150	21,532
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[4]	17,787	18,124
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	1,354	1,376
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[3,4]	21,000	21,513
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 2026[4]	3,507	3,591
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[4]	1,370	1,441
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[4]	560	603
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[4]	544	492
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	266	248
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[4]	207	185
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[3,4]	21,458	21,700
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	21,170	21,471
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,4]	18,519	18,753
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[4]	10,673	10,911
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[4]	2,129	2,200
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[4]	11,622	11,853
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[3,4]	16,750	17,266
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	16,650	17,413
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	10,219	10,742
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	5,084	5,230
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[4]	4,197	4,315
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[4]	1,982	2,074
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[4]	26,223	27,075
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[4]	11,547	12,079
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[4]	10,079	10,543
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[4]	5,234	5,474
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[4]	4,553	4,693
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[4]	647	667
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	26,443	26,822
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	86,123	88,357
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	17,039	17,449
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[4]	49,209	50,192
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	37,614	38,431
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[4]	9,549	9,846

8	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[4]	$19,688		$19,418
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[4]	4,381		4,168
Government National Mortgage Assn. 2.00% 2052[4,5]	1,776		1,734
Government National Mortgage Assn. 2.00% 2052[4,5]	1,124		1,099
Government National Mortgage Assn. 2.50% 2052[4,5]	21,196		21,180
Government National Mortgage Assn. 2.50% 2052[4,5]	8,634		8,612
Government National Mortgage Assn. 3.00% 2052[4,5]	216,288		219,896
Government National Mortgage Assn. Pool #754335 6.50% 2029[4]	173		184
Government National Mortgage Assn. Pool #754334 6.50% 2032[4]	298		322
Government National Mortgage Assn. Pool #AH5901 3.75% 2034[4]	954		1,015
Government National Mortgage Assn. Pool #754319 6.50% 2037[4]	199		220
Government National Mortgage Assn. Pool #700778 5.50% 2038[4]	73		82
Government National Mortgage Assn. Pool #004182 5.50% 2038[4]	26		27
Government National Mortgage Assn. Pool #782365 6.00% 2038[4]	160		183
Government National Mortgage Assn. Pool #754287 6.50% 2038[4]	119		126
Government National Mortgage Assn. Pool #AA4873 6.50% 2038[4]	87		89
Government National Mortgage Assn. Pool #738836 6.50% 2038[4]	68		69
Government National Mortgage Assn. Pool #741910 4.00% 2039[4]	134		141
Government National Mortgage Assn. Pool #004367 4.00% 2039[4]	21		22
Government National Mortgage Assn. Pool #698406 5.00% 2039[4]	332		376
Government National Mortgage Assn. Pool #783690 6.00% 2039[4]	838		936
Government National Mortgage Assn. Pool #754314 6.50% 2039[4]	482		542
Government National Mortgage Assn. Pool #004636 4.50% 2040[4]	495		539
Government National Mortgage Assn. Pool #736089 5.00% 2040[4]	136		151
Government National Mortgage Assn. Pool #736084 5.00% 2040[4]	109		121
Government National Mortgage Assn. Pool #783689 5.50% 2040[4]	1,405		1,579
Government National Mortgage Assn. Pool #754636 3.50% 2041[4]	469		484
Government National Mortgage Assn. Pool #005157 4.00% 2041[4]	94		95
Government National Mortgage Assn. Pool #783687 4.50% 2041[4]	4,835		5,171
Government National Mortgage Assn. Pool #783688 5.00% 2041[4]	2,456		2,693
Government National Mortgage Assn. Pool #005040 5.00% 2041[4]	29		31
Government National Mortgage Assn. Pool #005187 5.50% 2041[4]	70		73
Government National Mortgage Assn. Pool #005073 5.50% 2041[4]	67		70
Government National Mortgage Assn. Pool #005112 6.50% 2041[4]	162		177
Government National Mortgage Assn. Pool #754591 4.00% 2042[4]	993		1,052
Government National Mortgage Assn. Pool #754637 4.00% 2042[4]	586		614
Government National Mortgage Assn. Pool #AA2589 3.50% 2043[4]	1,004		1,044
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[4]	17		18
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[4]	15,202		15,955
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	7,135		7,509
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[4]	3,176		3,333
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[4]	34		36
Government National Mortgage Assn. Pool #892950 1.453% 2060[3,4]	661		669
Government National Mortgage Assn. Pool #710077 4.70% 2061[4]	16		16
Government National Mortgage Assn. Pool #756695 4.70% 2061[4]	4		4
Government National Mortgage Assn. Pool #710074 4.72% 2061[4]	2		2
Government National Mortgage Assn. Pool #751409 4.95% 2061[4]	1		1
Government National Mortgage Assn. Pool #756715 4.39% 2062[4]	28		28
Government National Mortgage Assn. Pool #767610 4.638% 2062[4]	—	[6]	1
Government National Mortgage Assn. Pool #759735 4.751% 2062[4]	1		1
Government National Mortgage Assn. Pool #795471 5.10% 2062[4]	1		1
Government National Mortgage Assn. Pool #894475 2.323% 2063[3,4]	1,683		1,730
Government National Mortgage Assn. Pool #767641 4.536% 2063[4]	1		1
Government National Mortgage Assn. Pool #795533 4.746% 2063[4]	1		1
Government National Mortgage Assn. Pool #AG8149 0.877% 2064[3,4]	214		215
Government National Mortgage Assn. Pool #AG8156 1.347% 2064[3,4]	239		241
Government National Mortgage Assn. Pool #894482 2.317% 2064[3,4]	2,144		2,204
Government National Mortgage Assn. Pool #AG8194 4.348% 2064[4]	18		18
Government National Mortgage Assn. Pool #AG8068 4.745% 2064[4]	3		3
Government National Mortgage Assn. Pool #AG8150 4.921% 2064[4]	2		3
Government National Mortgage Assn. Pool #AG8155 5.153% 2064[4]	4		4
Government National Mortgage Assn. Pool #AG8189 5.145% 2064[4]	4		4
Government National Mortgage Assn. Pool #AG8171 5.20% 2064[4]	1		1
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[4]	43		44
Government National Mortgage Assn. Pool #AL7438 4.458% 2065[4]	3		3

U.S. Government Securities Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 2033[4]	$178	$184
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.50% 2060[3,4]	284	288
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.037% 2061[3,4]	484	4
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.547% 2062[3,4]	153	2
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.04% 2062[3,4]	1,416	1,414
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 1.07% 2062[3,4]	911	909
Uniform Mortgage-Backed Security 1.50% 2037[4,5]	72,859	70,901
Uniform Mortgage-Backed Security 2.00% 2037[4,5]	35,795	35,532
Uniform Mortgage-Backed Security 2.00% 2052[4,5]	75,162	71,954
Uniform Mortgage-Backed Security 2.00% 2052[4,5]	16,922	16,172
Uniform Mortgage-Backed Security 2.00% 2052[4,5]	95	91
Uniform Mortgage-Backed Security 2.50% 2052[4,5]	47,467	46,635
Uniform Mortgage-Backed Security 2.50% 2052[4,5]	38,443	37,844
Uniform Mortgage-Backed Security 2.50% 2052[4,5]	28,000	27,627
Uniform Mortgage-Backed Security 3.00% 2052[4,5]	554,960	559,339
Uniform Mortgage-Backed Security 3.00% 2052[4,5]	374,921	378,700
Uniform Mortgage-Backed Security 3.50% 2052[4,5]	149,836	153,974
Uniform Mortgage-Backed Security 3.50% 2052[4,5]	90,078	92,773
Uniform Mortgage-Backed Security 4.50% 2052[4,5]	22,403	23,654
Total mortgage-backed obligations		3,484,574

Federal agency bonds & notes 2.50%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	1,375	1,392
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	745	759
Fannie Mae 0.625% 2025[2]	318,800	308,705
Fannie Mae 0.75% 2027	21,700	20,421
Fannie Mae 0.875% 2030	63,500	57,621
Fannie Mae 7.125% 2030	5,000	6,860
Federal Home Loan Bank 3.375% 2023	14,160	14,595
Federal Home Loan Bank 3.25% 2028	56,500	61,281
Federal Home Loan Bank 5.50% 2036	1,000	1,380
Freddie Mac 0.375% 2023	25,000	24,777
Private Export Funding Corp. 3.55% 2024	14,300	14,824
Small Business Administration, Series 2003-20B, 4.84% 2023	70	71
Tennessee Valley Authority 0.75% 2025	13,200	12,798
Tennessee Valley Authority 2.875% 2027	5,000	5,248
Tennessee Valley Authority 4.65% 2035	4,480	5,580
Tennessee Valley Authority 5.88% 2036	3,625	5,072
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	4,572
TVA Southaven 3.846% 2033	1,663	1,761
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023	5,000	5,317
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	7,500	7,555
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	3,125	3,211
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	2,000	2,015
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	500	510
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	750	772
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	875	901
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	875	902
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	3,850	3,968
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	1,250	1,290
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	850	878
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	825	860
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	825	864
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	800	838
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	675	708

10	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.49% 2029	$1,823	$1,929
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032	1,408	1,538
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032	1,110	1,238
		583,011

Total bonds, notes & other debt instruments (cost: $21,620,413,000)		21,265,849

Short-term securities 14.11%	Weighted average yield at acquisition
U.S. Treasury bills 9.56%
U.S. Treasury 3/10/2022	0.048%	22,700	22,700
U.S. Treasury 3/24/2022	0.045	50,000	49,998
U.S. Treasury 4/5/2022	0.069	214,700	214,687
U.S. Treasury 4/7/2022	0.067	77,100	77,093
U.S. Treasury 4/14/2022	0.069	127,900	127,878
U.S. Treasury 4/19/2022	0.071	59,800	59,788
U.S. Treasury 4/26/2022	0.126	218,300	218,243
U.S. Treasury 4/28/2022	0.181	135,000	134,957
U.S. Treasury 5/10/2022	0.169	250,000	249,883
U.S. Treasury 5/12/2022	0.309	165,000	164,909
U.S. Treasury 5/17/2022	0.235	57,700	57,665
U.S. Treasury 5/19/2022	0.239	175,600	175,486
U.S. Treasury 5/24/2022	0.231	48,200	48,165
U.S. Treasury 5/31/2022	0.390	127,900	127,789
U.S. Treasury 6/16/2022	0.054	150,000	149,824
U.S. Treasury 7/14/2022	0.056	150,000	149,708
U.S. Treasury 2/23/2023	1.111	200,000	198,045
			2,226,818

Federal agency bills & notes 4.55%
Federal Farm Credit Banks 4/6/2022	0.050	15,000	14,998
Federal Farm Credit Banks 4/11/2022	0.050	27,000	26,995
Federal Farm Credit Banks 5/2/2022	0.140	30,000	29,988
Federal Farm Credit Banks 5/27/2022	0.060	35,000	34,970
Federal Farm Credit Banks 6/7/2022	0.060	95,000	94,904
Federal Home Loan Bank 3/9/2022	0.052	41,000	41,000
Federal Home Loan Bank 3/16/2022	0.046	30,000	29,999
Federal Home Loan Bank 3/23/2022	0.040	32,000	31,998
Federal Home Loan Bank 3/25/2022	0.042	75,000	74,995
Federal Home Loan Bank 4/13/2022	0.121	200,000	199,968
Federal Home Loan Bank 4/18/2022	0.138	324,200	324,132
Federal Home Loan Bank 4/20/2022	0.177	97,500	97,475
Federal Home Loan Bank 5/4/2022	0.219	25,000	24,991
Federal Home Loan Bank 5/25/2022	0.399	35,000	34,972

Total federal agency bills & notes			1,061,385
Total short-term securities (cost: $3,288,555,000)			3,288,203
Total investment securities 105.38% (cost: $24,908,968,000)			24,554,052
Other assets less liabilities (5.38%)			(1,253,189)

Net assets 100.00%			$23,300,863

U.S. Government Securities Fund	11

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2022 (000)
30 Day Federal Funds Futures	Long	9,926	May 2022	$4,121,688	$4,073
30 Day Federal Funds Futures	Long	3,476	June 2022	1,439,758	339
30 Day Federal Funds Futures	Long	855	August 2022	353,215	(105)
90 Day Euro Dollar Futures	Long	5,309	December 2022	1,304,355	(10,553)
90 Day Euro Dollar Futures	Long	24,746	September 2023	6,054,418	(78,613)
90 Day Euro Dollar Futures	Short	15,270	December 2023	(3,735,615)	44,272
90 Day Euro Dollar Futures	Short	17,470	December 2024	(4,279,713)	17,108
2 Year U.S. Treasury Note Futures	Short	16,765	June 2022	(3,608,273)	(9,863)
5 Year U.S. Treasury Note Futures	Long	1,722	June 2022	203,680	367
10 Year Ultra U.S. Treasury Note Futures	Long	5,739	June 2022	811,082	5,317
10 Year U.S. Treasury Note Futures	Long	1,167	June 2022	148,720	592
20 Year U.S. Treasury Bond Futures	Long	3,537	June 2022	554,204	7,885
30 Year Ultra U.S. Treasury Bond Futures	Long	330	June 2022	61,359	225
					$(18,956)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2022 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2022 (000)
0.775%	Annual	U.S. EFFR	Annual	6/15/2022	$10,516,858	$1,594	$—	$1,594
2.5775%	Annual	U.S. EFFR	Annual	7/16/2022	694,646	5,488	—	5,488
1.2525%	Annual	U.S. EFFR	Annual	2/14/2023	586,311	1,690	—	1,690
3-month USD-LIBOR	Quarterly	1.495%	Semi-annual	11/10/2023	115,000	28	—	28
U.S. EFFR	Annual	2.4325%	Annual	12/21/2023	94,000	(1,858)	—	(1,858)
0.2405%	Annual	U.S. EFFR	Annual	3/1/2024	467,500	(10,804)	—	(10,804)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	718,900	12,943	—	12,943
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,100	6,834	—	6,834
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,100	6,827	—	6,827
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,373	7,772	—	7,772
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	199,200	209	—	209
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	60,800	2,667	—	2,667
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	60,700	2,657	—	2,657
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	48,600	2,166	—	2,166
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	45,900	2,035	—	2,035
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	(2,942)	—	(2,942)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	19,325	—	19,325
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030	235,000	(17,744)	—	(17,744)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	8,868	—	8,868
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	29,200	(2,050)	—	(2,050)
3-month USD-LIBOR	Quarterly	2.9625%	Semi-annual	2/1/2038	36,300	(2,478)	—	(2,478)
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	36,300	(2,480)	—	(2,480)
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	21,600	(4,001)	—	(4,001)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	242,600	56,073	(144)	56,217
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	411,000	107,991	—	107,991
						$200,810	$(144)	$200,954

12	U.S. Government Securities Fund

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $159,674,000, which represented .69% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Amount less than one thousand.

Key to abbreviations and symbol

CMT = Constant Maturity Treasury

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

U.S. Government Securities Fund	13

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2022	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $24,908,968)		$24,554,052
Cash		452,069
Cash collateral pledged for futures contracts		1,020
Cash collateral pledged for swap contracts		101
Receivables for:
Sales of investments	$1,581,415
Sales of fund’s shares	72,356
Interest	42,185
Variation margin on futures contracts	43,348
Variation margin on centrally cleared swap contracts	8,091	1,747,395
		26,754,637
Liabilities:
Payables for:
Purchases of investments	3,376,462
Repurchases of fund’s shares	20,141
Dividends on fund’s shares	220
Investment advisory services	3,085
Services provided by related parties	1,893
Trustees’ deferred compensation	313
Variation margin on futures contracts	26,629
Variation margin on centrally cleared swap contracts	25,001
Other	30	3,453,774
Net assets at February 28, 2022		$23,300,863

Net assets consist of:
Capital paid in on shares of beneficial interest		$23,636,522
Total accumulated loss		(335,659)
Net assets at February 28, 2022		$23,300,863

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,675,352 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$3,801,208	273,277	$13.91
Class C	155,424	11,244	13.82
Class T	10	1	13.91
Class F-1	139,350	10,020	13.91
Class F-2	883,050	63,482	13.91
Class F-3	861,420	61,923	13.91
Class 529-A	201,036	14,453	13.91
Class 529-C	12,373	897	13.80
Class 529-E	10,887	783	13.91
Class 529-T	12	1	13.90
Class 529-F-1	10	1	13.91
Class 529-F-2	25,363	1,823	13.91
Class 529-F-3	10	1	13.91
Class R-1	8,145	589	13.83
Class R-2	97,900	7,081	13.83
Class R-2E	11,553	831	13.90
Class R-3	128,624	9,252	13.90
Class R-4	121,697	8,748	13.91
Class R-5E	40,880	2,939	13.91
Class R-5	60,254	4,330	13.91
Class R-6	16,741,657	1,203,676	13.91

See notes to financial statements.

14	U.S. Government Securities Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended February 28, 2022	(dollars in thousands)

Investment income:
Income:
Interest		$175,712
Fees and expenses*:
Investment advisory services	$20,445
Distribution services	7,283
Transfer agent services	3,350
Administrative services	3,438
529 plan services	74
Reports to shareholders	145
Registration statement and prospectus	646
Trustees’ compensation	36
Auditing and legal	12
Custodian	27
Other	7	35,463
Net investment income		140,249

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers	(69,179)
Futures contracts	(10,922)
Swap contracts	11,221	(68,880)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(469,133)
Futures contracts	5,368
Swap contracts	48,464	(415,301)
Net realized loss and unrealized depreciation		(484,181)

Net decrease in net assets resulting from operations		$(343,932)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 28, 2022*	Year ended August 31, 2021

Operations:
Net investment income	$140,249	$199,105
Net realized (loss) gain	(68,880)	34,480
Net unrealized depreciation	(415,301)	(233,980)
Net decrease in net assets resulting from operations	(343,932)	(395)

Distributions paid or accrued to shareholders	(157,724)	(1,047,270)

Net capital share transactions	933,753	4,716,292

Total increase in net assets	432,097	3,668,627

Net assets:
Beginning of period	22,868,766	19,200,139
End of period	$23,300,863	$22,868,766

*	Unaudited.

See notes to financial statements.

U.S. Government Securities Fund	15

Notes to financial statements	unaudited

1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

16	U.S. Government Securities Fund

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues.

U.S. Government Securities Fund	17

The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$17,198,264	$—	$17,198,264
Mortgage-backed obligations	—	3,484,574	—	3,484,574
Federal agency bonds & notes	—	583,011	—	583,011
Short-term securities	—	3,288,203	—	3,288,203
Total	$—	$24,554,052	$—	$24,554,052

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$80,178	$—	$—	$80,178
Unrealized appreciation on centrally cleared interest rate swaps	—	245,311	—	245,311
Liabilities:
Unrealized depreciation on futures contracts	(99,134)	—	—	(99,134)
Unrealized depreciation on centrally cleared interest rate swaps	—	(44,357)	—	(44,357)
Total	$(18,956)	$200,954	$—	$181,998

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

18	U.S. Government Securities Fund

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

U.S. Government Securities Fund	19

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $22,535,919,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with

20	U.S. Government Securities Fund

counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $8,995,581,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$80,178	Unrealized depreciation*	$99,134
Swap (centrally cleared)	Interest	Unrealized appreciation*	245,311	Unrealized depreciation*	44,357
			$325,489		$143,491

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(10,922)	Net unrealized appreciation on futures contracts	$5,368
Swap	Interest	Net realized gain on swap contracts	11,221	Net unrealized appreciation on swap contracts	48,464
			$299		$53,832

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses

U.S. Government Securities Fund	21

that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$7,321

As of February 28, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$498,244
Gross unrealized depreciation on investments	(690,371)
Net unrealized depreciation on investments	(192,127)
Cost of investments	24,928,321

22	U.S. Government Securities Fund

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2022					Year ended August 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$21,274		$—	$21,274		$143,334		$63,818		$207,152
Class C	505		—	505		5,814		3,101		8,915
Class T	—	*	—	—	*	—	*	—	*	—	*
Class F-1	738		—	738		9,591		4,722		14,313
Class F-2	5,924		—	5,924		31,931		13,131		45,062
Class F-3	5,191		—	5,191		24,445		9,161		33,606
Class 529-A	1,115		—	1,115		7,820		3,454		11,274
Class 529-C	40		—	40		480		255		735
Class 529-E	51		—	51		423		201		624
Class 529-T	—	*	—	—	*	—	*	—	*	—	*
Class 529-F-1	—	*	—	—	*	46		—	*	46
Class 529-F-2†	169		—	169		941		405		1,346
Class 529-F-3†	—	*	—	—	*	—	*	—	*	—	*
Class R-1	26		—	26		252		128		380
Class R-2	323		—	323		3,269		1,734		5,003
Class R-2E	45		—	45		400		202		602
Class R-3	566		—	566		4,562		2,206		6,768
Class R-4	693		—	693		5,641		2,518		8,159
Class R-5E	262		—	262		730		268		998
Class R-5	428		—	428		2,389		958		3,347
Class R-6	120,374		—	120,374		506,447		192,493		698,940
Total	$157,724		$—	$157,724		$748,515		$298,755		$1,047,270

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.120% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2022, the investment advisory services fees were $20,445,000, which were equivalent to an annualized rate of 0.178% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into

U.S. Government Securities Fund	23

agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2022, the 529 plan services fees were $74,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

24	U.S. Government Securities Fund

For the six months ended February 28, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$5,019	$2,138		$583		Not applicable
Class C	813	87		24		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	175	112		21		Not applicable
Class F-2	Not applicable	462		131		Not applicable
Class F-3	Not applicable	1		107		Not applicable
Class 529-A	237	108		31		$60
Class 529-C	67	7		2		4
Class 529-E	28	3		2		3
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	9		4		7
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	42	3		1		Not applicable
Class R-2	381	171		15		Not applicable
Class R-2E	36	13		2		Not applicable
Class R-3	330	102		20		Not applicable
Class R-4	155	64		19		Not applicable
Class R-5E	Not applicable	31		6		Not applicable
Class R-5	Not applicable	17		9		Not applicable
Class R-6	Not applicable	22		2,461		Not applicable
Total class-specific expenses	$7,283	$3,350		$3,438		$74

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $36,000 in the fund’s statement of operations reflects $39,000 in current fees (either paid in cash or deferred) and a net decrease of $3,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2022, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

U.S. Government Securities Fund	25

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2022

Class A	$329,199	23,431	$20,969		1,491		$(502,154)	(35,730)	$(151,986)	(10,808)
Class C	12,756	914	500		36		(29,524)	(2,111)	(16,268)	(1,161)
Class T	—	—	—		—		—	—	—	—
Class F-1	21,098	1,499	726		52		(21,705)	(1,544)	119	7
Class F-2	195,536	13,926	5,745		408		(164,772)	(11,740)	36,509	2,594
Class F-3	275,516	19,821	5,029		357		(123,206)	(8,775)	157,339	11,403
Class 529-A	19,488	1,386	1,113		79		(31,299)	(2,226)	(10,698)	(761)
Class 529-C	1,924	138	40		3		(3,741)	(268)	(1,777)	(127)
Class 529-E	976	69	50		4		(1,998)	(142)	(972)	(69)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	3,617	257	168		12		(4,773)	(338)	(988)	(69)
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	734	53	26		2		(2,865)	(203)	(2,105)	(148)
Class R-2	10,469	749	320		23		(17,036)	(1,219)	(6,247)	(447)
Class R-2E	2,829	200	45		3		(3,123)	(221)	(249)	(18)
Class R-3	29,931	2,136	560		40		(35,585)	(2,538)	(5,094)	(362)
Class R-4	27,194	1,938	697		49		(32,205)	(2,293)	(4,314)	(306)
Class R-5E	7,598	542	261		18		(6,553)	(468)	1,306	92
Class R-5	9,628	686	440		31		(12,414)	(884)	(2,346)	(167)
Class R-6	1,113,657	78,950	120,383		8,557		(292,516)	(20,871)	941,524	66,636
Total net increase (decrease)	$2,062,150	146,695	$157,072		11,165		$(1,285,469)	(91,571)	$933,753	66,289

Year ended August 31, 2021

Class A	$1,190,903	81,807	$205,077		14,264		$(1,439,157)	(100,305)	$(43,177)	(4,234)
Class C	66,892	4,608	8,849		618		(101,994)	(7,137)	(26,253)	(1,911)
Class T	—	—	—		—		—	—	—	—
Class F-1	86,312	5,912	14,036		975		(257,972)	(17,977)	(157,624)	(11,090)
Class F-2	549,616	37,862	43,567		3,030		(525,182)	(36,471)	68,001	4,421
Class F-3	520,229	36,039	32,585		2,268		(429,033)	(29,855)	123,781	8,452
Class 529-A	52,334	3,614	11,250		783		(80,544)	(5,605)	(16,960)	(1,208)
Class 529-C	4,786	332	735		51		(8,501)	(594)	(2,980)	(211)
Class 529-E	3,030	209	623		44		(4,940)	(345)	(1,287)	(92)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	2,216	148	21		2		(29,969)	(2,012)	(27,732)	(1,862)
Class 529-F-2[3]	35,706	2,416	1,343		93		(8,851)	(617)	28,198	1,892
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	6,154	430	380		26		(4,765)	(335)	1,769	121
Class R-2	34,658	2,399	4,993		348		(55,130)	(3,833)	(15,479)	(1,086)
Class R-2E	9,959	679	602		42		(9,402)	(652)	1,159	69
Class R-3	66,698	4,600	6,753		470		(87,503)	(6,069)	(14,052)	(999)
Class R-4	60,849	4,193	8,122		565		(110,296)	(7,693)	(41,325)	(2,935)
Class R-5E	38,493	2,698	989		69		(14,123)	(984)	25,359	1,783
Class R-5	30,952	2,133	3,324		231		(34,436)	(2,387)	(160)	(23)
Class R-6	4,970,883	344,121	698,825		48,645		(854,664)	(59,127)	4,815,044	333,639
Total net increase (decrease)	$7,730,680	534,201	$1,042,074		72,524		$(4,056,462)	(281,998)	$4,716,292	324,727

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

26	U.S. Government Securities Fund

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $16,992,511,000 and $17,040,184,000, respectively, during the six months ended February 28, 2022.

11. Ownership concentration

At February 28, 2022, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Funds 2030 Target Date Retirement Fund and American Funds 2035 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 11% and 11%, respectively. CRMC is the investment adviser to the two target date retirement funds.

U.S. Government Securities Fund	27

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class A:
2/28/2022[4,5]	$14.21	$.07	$(.29)	$(.22)	$(.08)	$—	$(.08)	$13.91	(1.58)%[6]	$3,801		.58%[7]		.58%[7]		.94%[7]
8/31/2021	14.95	.09	(.15)	(.06)	(.12)	(.56)	(.68)	14.21	(.37)	4,038		.61		.61		.61
8/31/2020	14.10	.13	1.06	1.19	(.19)	(.15)	(.34)	14.95	8.61	4,311		.65		.65		.87
8/31/2019	13.38	.24	.74	.98	(.26)	—	(.26)	14.10	7.38	2,837		.66		.66		1.77
8/31/2018	13.89	.21	(.51)	(.30)	(.21)	—	(.21)	13.38	(2.15)	2,544		.64		.64		1.58
8/31/2017	14.10	.15	(.04)	.11	(.15)	(.17)	(.32)	13.89	.86	2,778		.63		.63		1.08
Class C:
2/28/2022[4,5]	14.14	.01	(.29)	(.28)	(.04)	—	(.04)	13.82	(1.96)[6]	156		1.32	[7]	1.32	[7]	.20	[7]
8/31/2021	14.90	(.02)	(.13)	(.15)	(.05)	(.56)	(.61)	14.14	(1.11)	176		1.31		1.31		(.11)
8/31/2020	14.06	.03	1.06	1.09	(.10)	(.15)	(.25)	14.90	7.95	213		1.34		1.34		.20
8/31/2019	13.34	.14	.74	.88	(.16)	—	(.16)	14.06	6.53	186		1.41		1.41		1.01
8/31/2018	13.86	.11	(.52)	(.41)	(.11)	—	(.11)	13.34	(2.91)	201		1.42		1.42		.80
8/31/2017	14.07	.04	(.03)	.01	(.05)	(.17)	(.22)	13.86	.11	257		1.42		1.42		.29
Class T:
2/28/2022[4,5]	14.21	.08	(.29)	(.21)	(.09)	—	(.09)	13.91	(1.53)[6,8]	—	[9]	.34	[7,8]	.34	[7,8]	1.19	[7,8]
8/31/2021	14.95	.13	(.15)	(.02)	(.16)	(.56)	(.72)	14.21	(.11)[8]	—	[9]	.35	[8]	.35	[8]	.89	[8]
8/31/2020	14.09	.18	1.06	1.24	(.23)	(.15)	(.38)	14.95	8.99 [8]	—	[9]	.37	[8]	.37	[8]	1.21	[8]
8/31/2019	13.37	.27	.74	1.01	(.29)	—	(.29)	14.09	7.64 [8]	—	[9]	.42	[8]	.42	[8]	2.01	[8]
8/31/2018	13.89	.24	(.52)	(.28)	(.24)	—	(.24)	13.37	(1.99)[8]	—	[9]	.42	[8]	.42	[8]	1.81	[8]
8/31/2017[4,10]	13.71	.08	.18	.26	(.08)	—	(.08)	13.89	1.90 [6,8]	—	[9]	.16	[6,8]	.16	[6,8]	.59	[6,8]
Class F-1:
2/28/2022[4,5]	14.21	.06	(.29)	(.23)	(.07)	—	(.07)	13.91	(1.60)[6]	139		.63	[7]	.63	[7]	.90	[7]
8/31/2021	14.95	.07	(.13)	(.06)	(.12)	(.56)	(.68)	14.21	(.38)	142		.62		.62		.46
8/31/2020	14.10	.14	1.06	1.20	(.20)	(.15)	(.35)	14.95	8.65	315		.61		.61		.96
8/31/2019	13.37	.24	.75	.99	(.26)	—	(.26)	14.10	7.39	294		.65		.65		1.78
8/31/2018	13.89	.21	(.52)	(.31)	(.21)	—	(.21)	13.37	(2.17)	279		.66		.66		1.59
8/31/2017	14.10	.15	(.04)	.11	(.15)	(.17)	(.32)	13.89	.84	211		.66		.66		1.05
Class F-2:
2/28/2022[4,5]	14.21	.08	(.29)	(.21)	(.09)	—	(.09)	13.91	(1.45)[6]	883		.32	[7]	.32	[7]	1.21	[7]
8/31/2021	14.95	.13	(.14)	(.01)	(.17)	(.56)	(.73)	14.21	(.09)	866		.32		.32		.91
8/31/2020	14.10	.17	1.07	1.24	(.24)	(.15)	(.39)	14.95	8.95	844		.34		.34		1.20
8/31/2019	13.38	.28	.73	1.01	(.29)	—	(.29)	14.10	7.68	636		.38		.38		2.06
8/31/2018	13.89	.25	(.51)	(.26)	(.25)	—	(.25)	13.38	(1.90)	386		.39		.39		1.87
8/31/2017	14.10	.18	(.03)	.15	(.19)	(.17)	(.36)	13.89	1.11	257		.39		.39		1.33
Class F-3:
2/28/2022[4,5]	14.22	.09	(.30)	(.21)	(.10)	—	(.10)	13.91	(1.40)[6]	861		.22	[7]	.22	[7]	1.31	[7]
8/31/2021	14.95	.15	(.14)	.01	(.18)	(.56)	(.74)	14.22	.02	718		.21		.21		1.05
8/31/2020	14.10	.18	1.07	1.25	(.25)	(.15)	(.40)	14.95	9.06	629		.23		.23		1.26
8/31/2019	13.38	.30	.73	1.03	(.31)	—	(.31)	14.10	7.79	369		.27		.27		2.17
8/31/2018	13.89	.27	(.52)	(.25)	(.26)	—	(.26)	13.38	(1.79)	197		.28		.28		1.98
8/31/2017[4,11]	13.66	.13	.23	.36	(.13)	—	(.13)	13.89	2.66 [6]	114		.28	[7]	.28	[7]	1.64	[7]
Class 529-A:
2/28/2022[4,5]	14.21	.06	(.28)	(.22)	(.08)	—	(.08)	13.91	(1.59)[6]	201		.61	[7]	.61	[7]	.92	[7]
8/31/2021	14.95	.09	(.14)	(.05)	(.13)	(.56)	(.69)	14.21	(.36)	216		.60		.60		.62
8/31/2020	14.10	.13	1.06	1.19	(.19)	(.15)	(.34)	14.95	8.63	246		.63		.63		.89
8/31/2019	13.37	.24	.74	.98	(.25)	—	(.25)	14.10	7.33	160		.70		.70		1.73
8/31/2018	13.89	.21	(.53)	(.32)	(.20)	—	(.20)	13.37	(2.21)	135		.70		.70		1.53
8/31/2017	14.10	.14	(.04)	.10	(.14)	(.17)	(.31)	13.89	.81	135		.69		.69		1.03

See end of table for footnotes.

28	U.S. Government Securities Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2022[4,5]	$14.12	$.01		$(.29)	$(.28)	$(.04)	$—	$(.04)	$13.80	(1.97)%[6]	$12		1.37%[7]		1.37%[7]		.15%[7]
8/31/2021	14.89	(.02)		(.14)	(.16)	(.05)	(.56)	(.61)	14.12	(1.10)	14		1.34		1.34		(.14)
8/31/2020	14.05	.03		1.06	1.09	(.10)	(.15)	(.25)	14.89	7.87	18		1.37		1.37		.23
8/31/2019	13.33	.13		.74	.87	(.15)	—	(.15)	14.05	6.59	29		1.42		1.42		1.00
8/31/2018	13.84	.10		(.51)	(.41)	(.10)	—	(.10)	13.33	(2.94)	32		1.45		1.45		.76
8/31/2017	14.06	.04		(.04)	— [12]	(.05)	(.17)	(.22)	13.84	.02	49		1.46		1.46		.25
Class 529-E:
2/28/2022[4,5]	14.21	.05		(.29)	(.24)	(.06)	—	(.06)	13.91	(1.75)[6]	11		.82	[7]	.82	[7]	.70	[7]
8/31/2021	14.95	.06		(.15)	(.09)	(.09)	(.56)	(.65)	14.21	(.58)	12		.82		.82		.39
8/31/2020	14.10	.10		1.06	1.16	(.16)	(.15)	(.31)	14.95	8.40	14		.85		.85		.68
8/31/2019	13.37	.21		.74	.95	(.22)	—	(.22)	14.10	7.11	10		.91		.91		1.52
8/31/2018	13.89	.18		(.53)	(.35)	(.17)	—	(.17)	13.37	(2.42)	8		.92		.92		1.30
8/31/2017	14.10	.11		(.04)	.07	(.11)	(.17)	(.28)	13.89	.58	9		.92		.92		.79
Class 529-T:
2/28/2022[4,5]	14.21	.08		(.30)	(.22)	(.09)	—	(.09)	13.90	(1.55)[6,8]	—	[9]	.38	[7,8]	.38	[7,8]	1.14	[7,8]
8/31/2021	14.95	.12		(.15)	(.03)	(.15)	(.56)	(.71)	14.21	(.16)[8]	—	[9]	.40	[8]	.40	[8]	.84	[8]
8/31/2020	14.09	.17		1.06	1.23	(.22)	(.15)	(.37)	14.95	8.93 [8]	—	[9]	.43	[8]	.43	[8]	1.15	[8]
8/31/2019	13.37	.26		.74	1.00	(.28)	—	(.28)	14.09	7.57 [8]	—	[9]	.48	[8]	.48	[8]	1.95	[8]
8/31/2018	13.89	.23		(.52)	(.29)	(.23)	—	(.23)	13.37	(2.06)[8]	—	[9]	.49	[8]	.49	[8]	1.74	[8]
8/31/2017[4,10]	13.71	.08		.18	.26	(.08)	—	(.08)	13.89	1.87 [6,8]	—	[9]	.19	[6,8]	.19	[6,8]	.56	[6,8]
Class 529-F-1:
2/28/2022[4,5]	14.21	.08		(.29)	(.21)	(.09)	—	(.09)	13.91	(1.51)[6,8]	—	[9]	.44	[7,8]	.44	[7,8]	1.09	[7,8]
8/31/2021	14.95	.08		(.11)	(.03)	(.15)	(.56)	(.71)	14.21	(.17)[8]	—	[9]	.35	[8]	.35	[8]	.52	[8]
8/31/2020	14.10	.16		1.07	1.23	(.23)	(.15)	(.38)	14.95	8.87	28		.40		.40		1.14
8/31/2019	13.37	.27		.74	1.01	(.28)	—	(.28)	14.10	7.58	21		.46		.46		1.97
8/31/2018	13.89	.24		(.53)	(.29)	(.23)	—	(.23)	13.37	(1.98)	15		.47		.47		1.77
8/31/2017	14.10	.17		(.03)	.14	(.18)	(.17)	(.35)	13.89	1.03	13		.47		.47		1.25
Class 529-F-2:
2/28/2022[4,5]	14.22	.08		(.30)	(.22)	(.09)	—	(.09)	13.91	(1.53)[6]	25		.35	[7]	.35	[7]	1.18	[7]
8/31/2021[4,13]	14.89	.11		(.09)	.02	(.13)	(.56)	(.69)	14.22	.18 [6]	27		.38	[7]	.38	[7]	.94	[7]
Class 529-F-3:
2/28/2022[4,5]	14.22	.09		(.30)	(.21)	(.10)	—	(.10)	13.91	(1.50)[6]	—	[9]	.28	[7]	.28	[7]	1.25	[7]
8/31/2021[4,13]	14.89	.12		(.08)	.04	(.15)	(.56)	(.71)	14.22	.25 [6]	—	[9]	.36	[7]	.29	[7]	1.04	[7]
Class R-1:
2/28/2022[4,5]	14.15	.02		(.30)	(.28)	(.04)	—	(.04)	13.83	(1.95)[6]	8		1.29	[7]	1.29	[7]	.23	[7]
8/31/2021	14.91	—	[12]	(.15)	(.15)	(.05)	(.56)	(.61)	14.15	(1.02)	10		1.28		1.28		(.01)
8/31/2020	14.07	.04		1.05	1.09	(.10)	(.15)	(.25)	14.91	7.87	9		1.34		1.34		.26
8/31/2019	13.35	.14		.74	.88	(.16)	—	(.16)	14.07	6.63	10		1.38		1.38		1.05
8/31/2018	13.86	.11		(.51)	(.40)	(.11)	—	(.11)	13.35	(2.89)	8		1.40		1.40		.82
8/31/2017	14.08	.04		(.04)	— [12]	(.05)	(.17)	(.22)	13.86	.06	9		1.41		1.41		.29

See end of table for footnotes.

U.S. Government Securities Fund	29

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2022[4,5]	$14.15	$.02	$(.30)	$(.28)	$(.04)	$—	$(.04)	$13.83	(2.02)%[6]	$98		1.30%[7]		1.30%[7]		.23%[7]
8/31/2021	14.91	(.01)	(.14)	(.15)	(.05)	(.56)	(.61)	14.15	(1.04)	107		1.30		1.30		(.09)
8/31/2020	14.06	.03	1.07	1.10	(.10)	(.15)	(.25)	14.91	7.97	128		1.32		1.32		.23
8/31/2019	13.34	.14	.74	.88	(.16)	—	(.16)	14.06	6.57	102		1.36		1.36		1.06
8/31/2018	13.86	.11	(.52)	(.41)	(.11)	—	(.11)	13.34	(2.87)	99		1.37		1.37		.85
8/31/2017	14.07	.04	(.03)	.01	(.05)	(.17)	(.22)	13.86	.15	116		1.40		1.40		.31
Class R-2E:
2/28/2022[4,5]	14.21	.03	(.29)	(.26)	(.05)	—	(.05)	13.90	(1.88)[6]	12		1.03	[7]	1.03	[7]	.49	[7]
8/31/2021	14.95	.03	(.14)	(.11)	(.07)	(.56)	(.63)	14.21	(.75)	12		1.02		1.02		.19
8/31/2020	14.10	.05	1.09	1.14	(.14)	(.15)	(.29)	14.95	8.19	12		1.04		1.04		.45
8/31/2019	13.37	.18	.75	.93	(.20)	—	(.20)	14.10	6.92	6		1.09		1.09		1.36
8/31/2018	13.89	.15	(.52)	(.37)	(.15)	—	(.15)	13.37	(2.61)	3		1.12		1.12		1.11
8/31/2017	14.10	.08	(.03)	.05	(.09)	(.17)	(.26)	13.89	.42	3		1.10		1.10		.61
Class R-3:
2/28/2022[4,5]	14.21	.05	(.30)	(.25)	(.06)	—	(.06)	13.90	(1.76)[6]	129		.87	[7]	.87	[7]	.66	[7]
8/31/2021	14.95	.05	(.14)	(.09)	(.09)	(.56)	(.65)	14.21	(.62)	137		.87		.87		.34
8/31/2020	14.09	.09	1.08	1.17	(.16)	(.15)	(.31)	14.95	8.41	159		.91		.91		.63
8/31/2019	13.37	.20	.74	.94	(.22)	—	(.22)	14.09	7.00	116		.95		.95		1.47
8/31/2018	13.89	.17	(.52)	(.35)	(.17)	—	(.17)	13.37	(2.46)	119		.96		.96		1.26
8/31/2017	14.10	.11	(.04)	.07	(.11)	(.17)	(.28)	13.89	.55	145		.95		.95		.76
Class R-4:
2/28/2022[4,5]	14.22	.07	(.30)	(.23)	(.08)	—	(.08)	13.91	(1.64)[6]	122		.57	[7]	.57	[7]	.97	[7]
8/31/2021	14.95	.09	(.13)	(.04)	(.13)	(.56)	(.69)	14.22	(.25)	129		.56		.56		.62
8/31/2020	14.10	.14	1.06	1.20	(.20)	(.15)	(.35)	14.95	8.69	179		.58		.58		.98
8/31/2019	13.38	.24	.74	.98	(.26)	—	(.26)	14.10	7.41	146		.62		.62		1.80
8/31/2018	13.89	.21	(.51)	(.30)	(.21)	—	(.21)	13.38	(2.13)	154		.63		.63		1.58
8/31/2017	14.10	.15	(.04)	.11	(.15)	(.17)	(.32)	13.89	.88	253		.62		.62		1.09
Class R-5E:
2/28/2022[4,5]	14.21	.08	(.29)	(.21)	(.09)	—	(.09)	13.91	(1.54)[6]	41		.37	[7]	.37	[7]	1.16	[7]
8/31/2021	14.95	.15	(.17)	(.02)	(.16)	(.56)	(.72)	14.21	(.12)	40		.36		.36		1.08
8/31/2020	14.09	.15	1.09	1.24	(.23)	(.15)	(.38)	14.95	8.98	16		.37		.37		1.00
8/31/2019	13.37	.28	.73	1.01	(.29)	—	(.29)	14.09	7.56	4		.42		.42		2.02
8/31/2018	13.89	.26	(.54)	(.28)	(.24)	—	(.24)	13.37	(1.91)	2		.41		.41		1.98
8/31/2017	14.10	.19	(.04)	.15	(.19)	(.17)	(.36)	13.89	1.14	—	[9]	.53		.36		1.36
Class R-5:
2/28/2022[4,5]	14.22	.09	(.30)	(.21)	(.10)	—	(.10)	13.91	(1.49)[6]	60		.27	[7]	.27	[7]	1.26	[7]
8/31/2021	14.95	.14	(.14)	— [12]	(.17)	(.56)	(.73)	14.22	(.03)	64		.27		.27		.96
8/31/2020	14.10	.19	1.05	1.24	(.24)	(.15)	(.39)	14.95	9.08	68		.28		.28		1.31
8/31/2019	13.38	.29	.73	1.02	(.30)	—	(.30)	14.10	7.74	63		.32		.32		2.11
8/31/2018	13.89	.26	(.52)	(.26)	(.25)	—	(.25)	13.38	(1.84)	63		.33		.33		1.90
8/31/2017	14.10	.19	(.03)	.16	(.20)	(.17)	(.37)	13.89	1.18	63		.33		.33		1.40
Class R-6:
2/28/2022[4,5]	14.21	.09	(.29)	(.20)	(.10)	—	(.10)	13.91	(1.40)[6]	16,742		.22	[7]	.22	[7]	1.32	[7]
8/31/2021	14.95	.15	(.15)	— [12]	(.18)	(.56)	(.74)	14.21	.03	16,161		.21		.21		1.07
8/31/2020	14.10	.20	1.05	1.25	(.25)	(.15)	(.40)	14.95	9.07	12,011		.23		.23		1.36
8/31/2019	13.37	.29	.75	1.04	(.31)	—	(.31)	14.10	7.80	9,928		.27		.27		2.17
8/31/2018	13.89	.27	(.53)	(.26)	(.26)	—	(.26)	13.37	(1.78)	7,867		.27		.27		1.98
8/31/2017	14.10	.20	(.04)	.16	(.20)	(.17)	(.37)	13.89	1.23	5,726		.27		.27		1.48

See end of table for footnotes.

30	U.S. Government Securities Fund

Financial highlights (continued)

	Six months ended February 28,	Year ended August 31,
Portfolio turnover rate for all share classes[14]	2022[4,5,6]	2021	2020	2019	2018	2017
Excluding mortgage dollar roll transactions	35%	96%	133%	113%	95%	187%
Including mortgage dollar roll transactions	122%	631%	720%	350%	383%	577%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Amount less than $.01.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

U.S. Government Securities Fund	31

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2021, through February 28, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	U.S. Government Securities Fund

Expense example (continued)

	Beginning account value 9/1/2021	Ending account value 2/28/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$984.23	$2.85	.58%
Class A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class C – actual return	1,000.00	980.39	6.48	1.32
Class C – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class T – actual return	1,000.00	984.73	1.67	.34
Class T – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class F-1 – actual return	1,000.00	984.04	3.10	.63
Class F-1 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-2 – actual return	1,000.00	985.50	1.58	.32
Class F-2 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class F-3 – actual return	1,000.00	986.01	1.08	.22
Class F-3 – assumed 5% return	1,000.00	1,023.70	1.10	.22
Class 529-A – actual return	1,000.00	984.12	3.00	.61
Class 529-A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 529-C – actual return	1,000.00	980.27	6.73	1.37
Class 529-C – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class 529-E – actual return	1,000.00	982.52	4.03	.82
Class 529-E – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 529-T – actual return	1,000.00	984.48	1.87	.38
Class 529-T – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 529-F-1 – actual return	1,000.00	984.91	2.17	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-F-2 – actual return	1,000.00	984.67	1.72	.35
Class 529-F-2 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 529-F-3 – actual return	1,000.00	984.98	1.38	.28
Class 529-F-3 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class R-1 – actual return	1,000.00	980.46	6.33	1.29
Class R-1 – assumed 5% return	1,000.00	1,018.40	6.46	1.29
Class R-2 – actual return	1,000.00	979.77	6.38	1.30
Class R-2 – assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class R-2E – actual return	1,000.00	981.20	5.06	1.03
Class R-2E – assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class R-3 – actual return	1,000.00	982.35	4.28	.87
Class R-3 – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class R-4 – actual return	1,000.00	983.62	2.80	.57
Class R-4 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class R-5E – actual return	1,000.00	984.56	1.82	.37
Class R-5E – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-5 – actual return	1,000.00	985.05	1.33	.27
Class R-5 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class R-6 – actual return	1,000.00	986.01	1.08	.22
Class R-6 – assumed 5% return	1,000.00	1,023.70	1.10	.22

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

U.S. Government Securities Fund	33

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

34	U.S. Government Securities Fund

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U.S. Government Securities Fund	35

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street

Boston, MA 02110-1726

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	U.S. Government Securities Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 29, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 29, 2022